Lind Capital Partners Municipal Credit Income Fund
Schedule of Investments (Unaudited)
April 30, 2022

Principal Amount ($)		Coupon %	Maturity	Fair Value
	MUNICIPAL BONDS — 97.6%
	ALABAMA - 2.7%
35,000	Birmingham Private Educational Building Authority	6.000	12/1/2027	$ 33,482
105,000	Birmingham-Southern College Private Educational Building Authority	6.125	12/1/2025	102,451
420,000	Central Etowah County Solid Waste Disposal Authority	6.000	7/1/2045	362,290
				498,223
	ARIZONA- 3.9%
100,000	Arizona Industrial Development Authority	4.500	7/15/2029	97,591
280,000	Arizona Industrial Development Authority	5.250	7/1/2052	284,580
200,000	Arizona Industrial Development Authority	5.625	10/1/2049	183,689
150,000	Industrial Development Authority of the County of Pima (The)	5.750	5/1/2050	149,792
				715,652
	COLORADO - 4.2%
750,000	Colorado Health Facilities Authority	8.000	8/1/2043	770,639

	FLORIDA - 5.8%
345,000	Capital Trust Agency, Inc.	6.000	7/1/2042	273,554
825,000	Capital Trust Agency, Inc. (a)	0.000	12/30/2049	-
125,000	Collier County Industrial Development Authority	8.250	5/15/2049	85,000
500,000	Florida Development Finance Corporation	6.000	2/1/2033	523,216
405,000	Highlands County Health Facilities Authority	6.000	4/1/2038	190,350
				1,072,120
	GEORGIA - 3.2%
500,000	Fulton County Residential Care Facilities for the Elderly Authority	4.000	4/1/2051	404,369
175,000	Macon-Bibb County Urban Development Authority	5.875	6/15/2047	179,919
				584,288
	INDIANA - 0.7%
140,000	Iowa Higher Education Loan Authority	5.500	11/1/2051	138,588

	ILLINOIS - 0.8%
160,000	Eastern Illinois University	5.800	10/1/2033	143,791

	INDIANA - 7.7%
1,530,000	City of Anderson IN	6.000	10/1/2042	1,412,319

	KENTUCKY - 3.1%
470,000	Kentucky Economic Development Finance Authority	5.500	11/15/2027	450,535
10,000	Kentucky Economic Development Finance Authority	6.000	11/15/2036	9,347
115,000	Kentucky Economic Development Finance Authority	6.250	11/15/2046	104,828
				564,710
	LOUISIANA- 2.5%
350,000	Jefferson Parish Economic Development & Port District	5.625	6/15/2048	359,160
100,000	Louisiana Public Facilities Authority	5.250	6/1/2051	91,787
				450,947
	MICHIGAN - 5.1%
725,000	Grand Rapids Economic Development Corporation	5.500	4/1/2039	603,664
435,000	Grand Rapids Economic Development Corporation	5.750	4/1/2054	341,859
				945,523
	MINNESOTA - 1.9%
330,000	City of Blaine MN	6.125	7/1/2045	257,744
125,000	City of Blaine MN	6.125	7/1/2050	95,110
				352,854
	NEW HAMPSHIRE - 0.4%
85,000	New Hampshire Business Finance Authority	5.750	7/1/2054	82,687

	NEW JERSEY - 11.2%
2,715,000	Middlesex County Improvement Authority	5.000	1/1/2032	1,823,254
275,000	New Jersey Economic Development Authority	5.750	7/1/2047	233,987
				2,057,241
	NEW YORK - 0.7%
140,000	Huntington Local Development Corporation	5.250	7/1/2056	135,881

	OHIO - 3.8%
450,000	Columbus-Franklin County Finance Authority	6.500	3/1/2048	390,669
225,000	County of Montgomery OH	6.250	4/1/2049	105,750
200,000	Southeastern Ohio Port Authority	6.000	12/1/2042	202,126
				698,545
	PENNSYLVANIA - 7.1%
75,000	Philadelphia Authority for Industrial Development	5.625	8/1/2036	77,811
250,000	Philadelphia Authority for Industrial Development	6.375	6/1/2040	253,849
Lind Capital Partners Municipal Credit Income Fund
Schedule of Investments (Unaudited) (Continued)
April 30, 2022

Principal Amount ($)		Coupon %	Maturity	Fair Value
	MUNICIPAL BONDS — 97.6% (Continued)
	PENNSYLVANIA - 7.1% (Continued)
$ 950,000	Philadelphia Authority for Industrial Development	6.500	6/1/2045	$ 963,776
				1,295,436
	PUERTO RICO - 2.4%
6,000	Puerto Rico Sales Tax Financing Corp Sales Tax Revenue	4.536	7/1/2053	6,016
425,000	Puerto Rico Sales Tax Financing Corp Sales Tax Revenue	5.000	7/1/2058	436,671
				442,687
	TENNESSEE - 1.3%
150,000	Shelby County Health Educational & Housing Facilities Board	5.750	10/1/2049	141,333
100,000	Shelby County Health Educational & Housing Facilities Board	5.750	10/1/2054	92,562
				233,895
	TEXAS - 11.5%
325,000	Clifton Higher Education Finance Corporation	6.125	8/15/2048	347,061
350,000	Decatur Hospital Authority	6.375	9/1/2042	368,438
250,000	New Hope Cultural Education Facilities Finance Corporation	5.500	1/1/2057	230,807
170,000	Newark Higher Education Finance Corporation	5.750	8/15/2045	177,234
375,000	Port Beaumont Navigation District	8.000	2/1/2039	378,220
200,000	Red River Health Facilities Development Corporation	7.500	11/15/2034	224,122
225,000	San Antonio Education Facilities Corporation	5.000	10/1/2051	202,648
170,000	Tarrant County Cultural Education Facilities Finance Corporation	6.750	11/15/2051	180,393
				2,108,923
	UTAH - 1.3%
235,000	Utah Infrastructure Agency	5.000	10/15/2046	231,687

	VERMONT - 4.6%
175,000	East Central Vermont Telecommunications District	5.600	12/1/2043	175,093
650,000	East Central Vermont Telecommunications District	6.125	12/1/2040	667,084
				842,177
	WISCONSIN - 11.7%
100,000	Public Finance Authority	4.650	12/1/2035	81,361
470,000	Public Finance Authority	5.000	1/1/2057	430,372
175,000	Public Finance Authority	5.000	2/1/2062	176,193
325,000	Public Finance Authority	5.000	4/1/2047	305,601
1,522	Public Finance Authority	5.500	12/1/2048	761
425,000	Public Finance Authority	5.750	5/1/2054	340,800
515,254	Public Finance Authority	5.750	12/1/2048	440,256
250,000	Wisconsin Health & Educational Facilities Authority	5.000	8/1/2037	230,394
225,000	Wisconsin Health & Educational Facilities Authority	7.000	7/1/2043	150,691
				2,156,429
	TOTAL MUNICIPAL BONDS (Cost - $18,896,262)			17,935,242

Shares
	SHORT-TERM INVESTMENTS - 0.8%
	MONEY MARKET - 0.8%
151,935	Federated Institutional Tax-Free Cash Trust, , 0.27% (Cost $151,935)(b)			151,935

	TOTAL INVESTMENTS - 97.6% (Cost - $19,048,197)			$ 18,087,177
	OTHER ASSETS LESS LIABILITIES - 1.4%			285,811
	NET ASSETS - 100.0%			$ 18,372,988

(a) Represents issuer in default on interest payments; non-income producing security.
(b) Rate disclosed is the seven day effective yield as of April 30, 2022.